Note 3 - Loans - Allowance for Loan Losses by Portfolio Segment (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Beginning balance	$ 3,569	$ 3,225	$ 3,422	$ 3,086	$ 3,086	$ 3,566
Provision for loan losses	105	100	(555)	250	310	596
Loans charged-off	(34)	(15)	(110)	(56)	(61)	(1,148)
Recoveries	16	13	899	43	87	72
Total ending allowance balance	3,656	3,323	3,656	3,323	3,422	3,086
Individually evaluated for impairment							$ 7	$ 29	$ 44
Collectively evaluated for impairment							3,649	3,393	3,042
Total ending allowance balance	3,656	3,225	3,422	3,086	3,422	3,086	3,656	3,422	3,086
Loans individually evaluated for impairment							1,799	2,060	2,234
Loans collectively evaluated for impairment							346,535	317,181	271,214
Total ending loans balance							348,334	319,241	273,448
Commercial Portfolio Segment [Member]
Beginning balance	622	555	586	518	518	505
Provision for loan losses		4	36	39	51	18
Loans charged-off						(6)
Recoveries				2	17	1
Total ending allowance balance	622	559	622	559	586	518
Individually evaluated for impairment
Collectively evaluated for impairment							622	586	518
Total ending allowance balance	622	555	586	518	518	518	622	586	518
Loans individually evaluated for impairment							112	100	444
Loans collectively evaluated for impairment							69,694	60,979	45,993
Total ending loans balance							69,806	61,079	46,437
Commercial Real Estate Portfolio Segment [Member]
Beginning balance	2,397	2,144	2,277	2,038	2,038	2,518
Provision for loan losses	102	96	(591)	178	202	581
Loans charged-off	(25)	(4)	(80)	(4)	(4)	(1,061)
Recoveries	7	1	875	25	41
Total ending allowance balance	2,481	2,237	2,481	2,237	2,277	2,038
Individually evaluated for impairment							7	29	42
Collectively evaluated for impairment							2,474	2,248	1,996
Total ending allowance balance	2,397	2,144	2,277	2,038	2,038	2,038	2,481	2,277	2,038
Loans individually evaluated for impairment							1,320	1,562	1,587
Loans collectively evaluated for impairment							202,868	187,191	162,176
Total ending loans balance							204,188	188,753	163,763
Residential Portfolio Segment [Member]
Beginning balance	496	461	499	473	473	402
Provision for loan losses	5	15	(2)	35	45	77
Loans charged-off				(33)	(33)	(44)
Recoveries	2	2	6	3	14	38
Total ending allowance balance	503	478	503	478	499	473
Individually evaluated for impairment									2
Collectively evaluated for impairment							503	499	471
Total ending allowance balance	496	461	499	473	473	473	503	499	473
Loans individually evaluated for impairment							367	398	203
Loans collectively evaluated for impairment							69,977	64,135	57,901
Total ending loans balance							70,344	64,533	58,104
Consumer Portfolio Segment [Member]
Beginning balance	54	65	60	57	57	141
Provision for loan losses	(2)	(15)	2	(2)	12	(80)
Loans charged-off	(9)	(11)	(30)	(19)	(24)	(37)
Recoveries	7	10	18	13	15	33
Total ending allowance balance	50	49	50	49	60	57
Individually evaluated for impairment
Collectively evaluated for impairment							50	60	57
Total ending allowance balance	$ 54	$ 65	$ 60	$ 57	$ 57	$ 57	50	60	57
Loans individually evaluated for impairment
Loans collectively evaluated for impairment							3,996	4,876	5,144
Total ending loans balance							$ 3,996	$ 4,876	$ 5,144